CITIGROUP [LOGO]





October 5, 2004


Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Forum Funds
         File Nos.  2-67052; 811-3023
         CIK:  0000315774

Ladies and Gentlemen:

On behalf of Forum Funds, a Delaware statutory trust (the "Registrant"), pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), the forms of Prospectus and the Statement of Additional Information for Brown Advisory Intermediate Income Fund and Brown Advisory Maryland Bond Fund, dated October 1, 2004, that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on September 30, 2004, accession number 0001275125-04-000331.

If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6680.

Sincerely,

/s/ Leslie Klenk

Leslie Klenk
Citigroup Global Transaction Services











       Forum Financial Group, LLC Two Portland Square Portland, Maine 04101